j.p. morgan acceptance corporation ii ABS-15G

Exhibit 99.7

Loan Number	Seller Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
303824171	XXXXXX	XXXXXX	Maturity Date	XXXXXX	XXXXXX
303824171	XXXXXX	XXXXXX	Months Reserves	17.00	17.49
303663165	XXXXXX	XXXXXX	Maturity Date	XXXXXX	XXXXXX
303663165	XXXXXX	XXXXXX	Months Reserves	14.00	56.45
303663165	XXXXXX	XXXXXX	Origination Channel	Retail	Broker
303685948	XXXXXX	XXXXXX	Maturity Date	XXXXXX	XXXXXX
303685948	XXXXXX	XXXXXX	Months Reserves	7.00	15.14
303685948	XXXXXX	XXXXXX	Origination Channel	Retail	Broker
303718466	XXXXXX	XXXXXX	Debt to Income Ratio (Back)	17.7300	20.8745
303718466	XXXXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
303718466	XXXXXX	XXXXXX	Maturity Date	XXXXXX	XXXXXX
303718466	XXXXXX	XXXXXX	Months Reserves	53.00	61.51

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